PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation		$ 9,907	$ 7,673	$ 34,075	$ 56,937
S and S Beverage [Member]
Amortization expense	$ 0			$ 968	$ 968